Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

11.    Income Taxes

A reconciliation of the income tax expense (benefit) is as follows:

For the period
from March 13,
2018 (inception)
	Year ended December 31,		through
	2020	2019	December 31, 2018
Current income taxes	$—	$—	$—
Deferred income taxes	—	—	—
Income tax expense (benefit)	$—	$—	$—

The Company’s deferred tax assets are as follows:

	Year ended December 31,
	2020	2019
Deferred tax asset:
Net operating loss carryforward	$32,400	$—
Total deferred tax asset	$32,400	$—
Valuation allowance	(32,400)	—
Deferred tax asset, net of current allowance	$—	$—

A reconciliation of the federal income tax statutory rate to the Company’s effective tax rate is as follows:

			For the period from
			March 13, 2018
	Year ended December 31,		(inception) through
	2020	2019	December 31, 2018
Income tax benefit at statutory rate (21.0%)	$(6,066,983)	$—	$—
Change in fair value of warrant liability	5,814,900	—	—
Offering costs	219,683	—	—
Change in valuation allowance on deferred tax asset	32,400	—	—
Total	—	—	—
Effective tax rate	0.0%	21.0%	21.0%

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020, the change in the valuation allowance was $32,400.

As of December 31, 2020, the Company had $154,280 of U.S. federal net operating loss carryovers available to offset future taxable income.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for 2020 remain open and subject to examination. The Company considers Texas to be a significant state tax jurisdiction.